Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate Properties [Line Items]
Real estate properties development completed	$ 458,204,518	$ 632,359,691	$ 840,393,193
Under development	4,489,083,638	5,049,788,864
Profit recognized	301,358,319	348,170,931
Less: progress billings (Note 13)	(1,536,054,208)	(1,329,243,487)
Total real estate properties under development	3,254,387,749	4,068,716,308	$ 1,996,000,653
Total real estate properties development completed and under development	3,712,592,267	4,701,075,999
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	798,910,332	1,046,360,853
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	2,179,888,833	2,733,197,585
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	3,913,910	4,000,881
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	1,579,238	1,460,187
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	5,175,618	4,952,551
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	11,094,087	14,946,209
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	41,462,271	42,003,855
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	4,966,527	4,880,245
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	3,201,168	16,616,861
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	11,397,709	14,908,355
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	80,709,011	82,320,988
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	1,201,783	127,749,947
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	64,327,235	88,492,260
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	6,627,299	31,716,745
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	43,103,208	48,352,943
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	5,742,133	8,279,289
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	29,175,427	41,158,302
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	7,540,854	7,340,408
Zhengzhou Fancy City II (South) [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	1,263,824	151,224
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	8,251,834	23,673,323
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	8,301,650	13,794,988
Zhengzhou Fancy City I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	17,254,407	19,329,493
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	14,913,267	36,230,637
Xuzhou Colorful City
Real Estate Properties [Line Items]
Real estate properties development completed	5,547,620	0
Under development		49,972,999
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	9,884,003	0
Under development		99,196,076
Xingyang Splendid Phase II
Real Estate Properties [Line Items]
Real estate properties development completed	15,283,105	0
Xingyang Splendid Phase III
Real Estate Properties [Line Items]
Real estate properties development completed	2,563,122	0
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development		44,074,338
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development		62,771,683
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	46,472,092	11,743,049
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	223,967,341	328,737,914
Tianjin Spring Royal Palace I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	19,221,577	0
Under development		101,091,391
Zhengzhou Fancy City II(North) [Member]
Real Estate Properties [Line Items]
Under development	95,360,634	77,295,404
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	17,458,454	0
Under development		339,890,348
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	17,044,177	0
Under development		171,711,098
Tongzhou Xinyuan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	234,987,743	214,011,166
Changsha Mulian Royal Palace [Member]
Real Estate Properties [Line Items]
Under development		108,637,317
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	27,488,080	15,064,162
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	123,555,996	106,844,124
Flushing Project [Member]
Real Estate Properties [Line Items]
Under development	107,304,741	92,821,714
Changsha Furong Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	15,540,229	39,054,048
Zhengzhou International New City III A [Member]
Real Estate Properties [Line Items]
Under development	110,507,107	86,999,855
Zhuhai Xin World [Member]
Real Estate Properties [Line Items]
Under development	153,864,698	102,997,747
Xinyuan Chang'an Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	157,044,224	144,771,923
Kunshan Xinyu Jiayuan [Member]
Real Estate Properties [Line Items]
Under development	146,779,965	159,974,516
Zhengzhou International New City Pending Staging [Member]
Real Estate Properties [Line Items]
Under development	376,230,958	238,835,232
Zhengzhou Hangmei International Wisdom City I [Member]
Real Estate Properties [Line Items]
Under development	75,943,506	91,069,505
Xinyuan Golden Water View City [Member]
Real Estate Properties [Line Items]
Under development	438,686,015	428,430,649
Suzhou Galaxy Bay [Member]
Real Estate Properties [Line Items]
Under development	62,557,317	51,739,509
Xi'an Metropolitan II [Member]
Real Estate Properties [Line Items]
Under development	5,903,626	5,609,532
Zhengzhou International New City III B [Member]
Real Estate Properties [Line Items]
Under development	19,164,288	94,547,682
Zhengzhou International New City III C [Member]
Real Estate Properties [Line Items]
Under development	88,758,649	99,240,244
Zhengzhou International New City III D [Member]
Real Estate Properties [Line Items]
Under development	8,416,916	42,706,005
Tianjin Spring Royal Palace II [Member]
Real Estate Properties [Line Items]
Under development	62,093,526	70,891,230
Zhengzhou Fancy City III [Member]
Real Estate Properties [Line Items]
Under development	79,922,540	89,529,453
Jinan Royal Spring Bay [Member]
Real Estate Properties [Line Items]
Under development	135,015,228	119,400,947
Suzhou Gusu Shade I (Suzhou New Project) [Member]
Real Estate Properties [Line Items]
Under development	45,267,243	39,163,694
Wuhan Canglong Royal Palace (Wuhan New Project) [Member]
Real Estate Properties [Line Items]
Under development	141,707,492	124,701,587
Dalian International Health Technology Town I [Member]
Real Estate Properties [Line Items]
Under development	85,174,478	33,796,959
Qingdao Royal Dragon Bay [Member]
Real Estate Properties [Line Items]
Under development	212,457,554	246,387,446
Chengdu Xinyuan City [Member]
Real Estate Properties [Line Items]
Under development	723,555,656	688,987,085
Zhengzhou International New City IV [Member]
Real Estate Properties [Line Items]
Under development	220,859,532	176,269,525
Xingyang Splendid V [Member]
Real Estate Properties [Line Items]
Under development	31,136,007	45,984,974
Xingyang Splendid Building 46 [Member]
Real Estate Properties [Line Items]
Under development	7,997,771	4,836,734
Foshan Xinchuang AI International Science and Technology Innovation Valley [Member]
Real Estate Properties [Line Items]
Under development	$ 225,362,486	$ 0